Equity (Tables)	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of Movement Warrant Activities	Following table summarizes the movement of warrant activities during the year ended September 30, 2024:
	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Exchange Warrants Outstanding as of September 30, 2023	7,899,412	$1.13	2.95	$-
Exchange Warrants Exercisable as of September 30, 2023	7,899,412	$1.13	2.95	$-
Exchange Warrants Granted	-	-	-	-
Exchange Warrants Exercises	(197,941)	1.62	-	-
Exchange Warrants Forfeited (1)	(4,701,471)
Exchange Warrants Expired	-	-	-	-
Exchange Warrants Outstanding as of September 30, 2024	3,000,000	1.62	0.33	-
Exchange Warrants Exercisable as of September 30, 2024 (1)	3,000,000	1.62	0.33	-
	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Common Warrants Outstanding as of September 30, 2023	8,498,125	1.13	2.95	-
Common Warrants Exercisable as of September 30, 2023	8,498,125	1.13	2.95	-
Common Warrants Granted	-	-	-	-
Common Warrants Exercises	-	-	-	-
Common Warrants Forfeited	-	-	-	-
Common Warrants Expired	-	-	-	-
Common Warrants Adjusted for Reverse Share Split (2)	(3,108,999)	-	-	-
Common Warrants Outstanding as of September 30, 2024	5,389,126	1.78	1.95	-
Common Warrants Exercisable as of September 30, 2024	5,389,126	1.78	1.95	-

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Exchange Warrants Outstanding as of September 30, 2023	7,899,412	$1.13	2.95	$-
Exchange Warrants Exercisable as of September 30, 2023	7,899,412	$1.13	2.95	$-
Common Warrants Outstanding as of September 30, 2023	8,498,125	1.13	2.95
Common Warrants Exercisable as of September 30, 2023	8,498,125	1.13	2.95
Exchange Warrants Granted	-	-	-	-
Exchange Warrants Exercises	(197,941)	1.62	-	-
Exchange Warrants Forfeited (1)	(4,701,471)
Exchange Warrants Expired	-	-	-	-

Exchange Warrants Outstanding as of September 30, 2024	3,000,000	1.62	0.33	-
Exchange Warrants Exercisable as of September 30, 2024 (1)	3,000,000	1.62	0.33	-
Common Warrants Outstanding as of September 30, 2024 (2)	5,389,126	1.78	1.95
Common Warrants Exercisable as of September 30, 2024	5,389,126	1.78	1.95
(1)	On April 29, 2024, the Company was named as defendant in a lawsuit in the Supreme Court for the State of New York by Empery Asset Master, Ltd., Empery Tax Efficient, LP, and Empery Tax Efficient III, LP (collectively, the “Plaintiffs”), relating to certain purported notices of exercise and the number of warrant shares issuable under certain exchange warrants (the “Exchange Warrants”) issued to the Plaintiffs in September 2023.
(2)	Upon effectiveness of the Reverse Share Split at a ratio of 1-for-40, the number of Common Warrant was adjusted to 5,389,126 and the Exercise Price of the Common Warrants was adjusted to $1.7819.